Schedule of Investments
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–164.64%(a)
Alabama–1.91%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 185	$ 153,957
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	940	1,001,076
Black Belt Energy Gas District (The); Series 2023 B, RB(c)	5.25%	12/01/2030	1,065	1,130,269
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(d)	5.50%	01/01/2043	1,900	1,102,000
Jefferson (County of), AL; Series 2013 A, Revenue Wts. (INS - AGM)(e)	5.50%	10/01/2053	885	898,755
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,030	1,070,686
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(c)	4.00%	12/01/2031	1,115	1,085,851
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	1,050	1,112,711
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	615	559,748
				8,115,053
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	310	274,733
Arizona–3.02%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	773	712,687
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(f)	5.00%	07/01/2039	895	833,473
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(f)	5.00%	07/01/2049	500	441,544
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(f)	5.00%	12/15/2040	185	178,419
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	820	783,008
Series 2017, Ref. RB	5.00%	11/15/2045	665	524,435
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2049	165	150,369
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(e)	5.00%	07/01/2046	2,240	2,414,101
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	380	384,184
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	270	239,015
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.38%	07/01/2052	885	795,368
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	780	547,763
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	2,530	2,773,387
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	580	615,092
Series 2007, RB	5.00%	12/01/2037	1,350	1,433,374
				12,826,219
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	460	463,740
California–16.86%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	900	785,665
California (State of);
Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	1,250	999,797
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	2,395	2,435,349
Series 2023, GO Bonds	5.25%	09/01/2053	2,525	2,834,124
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	625	490,548
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	268,776
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	8,390	765,318
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$ 55	$ 55,791
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,245	205,059
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021, Ref. RB	5.00%	08/15/2051	3,280	3,527,339
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,125	2,840,188
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,452
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,054	2,890,236
Series 2023-1, RB	4.38%	09/20/2036	628	607,592
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	145	127,694
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,000	1,030,873
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(e)	4.00%	05/15/2046	500	450,837
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2036	1,245	1,282,875
Series 2018 A, RB(h)	5.00%	12/31/2047	1,500	1,510,762
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	620	600,348
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(f)	5.00%	08/01/2039	185	169,180
California (State of) Pollution Control Financing Authority;
Series 2012, RB(f)(h)	5.00%	07/01/2027	720	720,608
Series 2012, RB(f)(h)	5.00%	07/01/2030	165	165,120
Series 2012, RB(f)(h)	5.00%	07/01/2037	1,730	1,730,351
Series 2012, RB(f)(h)	5.00%	11/21/2045	2,030	2,016,580
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(f)	5.25%	12/01/2056	750	728,259
California State University;
Series 2019 A, RB	5.00%	11/01/2044	1,850	1,989,567
Series 2019 A, RB(i)(j)	5.00%	11/01/2049	1,585	1,688,936
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	1,735	1,714,203
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(f)	3.13%	08/01/2056	625	419,289
CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(f)	4.00%	09/01/2056	625	434,827
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(f)	4.00%	08/01/2056	375	273,144
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	370	357,362
Golden State Tobacco Securitization Corp.;
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,350	1,391,506
Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	2,155	224,874
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(h)	5.50%	05/15/2037	600	677,523
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 F, RB(h)	5.00%	05/15/2044	2,950	3,038,316
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(j)	5.00%	07/01/2050	1,740	1,862,726
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(e)	5.00%	08/01/2050	930	980,885
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,095	2,576,415
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	1,500	1,428,165
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(e)	4.25%	08/01/2053	2,300	2,310,011
Regents of the University of California Medical Center;
Series 2022 P, RB(i)(j)	4.00%	05/15/2053	4,065	3,913,967
Series 2022 P, RB	3.50%	05/15/2054	1,510	1,263,557
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(e)	5.50%	08/01/2047	980	1,077,153
Series 2022 A, GO Bonds (INS - BAM)(e)	5.50%	08/01/2052	1,190	1,300,569
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	1,540	1,472,625
Series 2021 A, RB	5.00%	07/01/2056	1,500	1,595,307
Series 2023 B, RB(h)	5.00%	07/01/2048	1,890	1,967,387
San Francisco (City & County of), CA Airport Commission; Series 2019 E, RB(h)	5.00%	05/01/2038	505	526,233
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2020 A, Ref. RB(h)	4.00%	05/01/2039	$ 830	$ 811,630
Series 2019 E, RB(h)	5.00%	05/01/2050	1,760	1,790,939
Series 2021 A, Ref. RB(h)	5.00%	05/01/2036	450	484,607
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2049	2,825	2,845,683
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	2,605	937,308
Western Placer Unified School District; Series 2017, Ref. COP (INS - AGM)(e)	4.00%	08/01/2049	1,020	1,004,574
				71,603,009
Colorado–6.00%
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	620	554,923
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	690,740
Bromley Park Metropolitan District No 2; Series 2023, Ref. GO Bonds (INS - BAM)(e)	5.38%	12/01/2053	465	498,681
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(f)	5.00%	12/01/2047	1,260	1,131,788
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	500	435,021
Series 2022, RB	6.50%	12/01/2053	500	502,221
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	555	510,496
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,280	1,313,398
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	2,745	2,802,782
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,094,614
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	495	384,133
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	492,063
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	411,051
Denver (City & County of), CO;
Series 2018 A, Ref. RB(h)	5.00%	12/01/2048	1,315	1,335,918
Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,185	1,220,107
Series 2018 A-2, RB(g)	0.00%	08/01/2033	1,700	1,134,943
Series 2022 A, RB(h)	5.00%	11/15/2036	710	774,585
Series 2022 A, RB(h)	5.00%	11/15/2047	1,905	1,986,969
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	290,777
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	675	645,418
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	585	466,629
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2053	430	441,285
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	565	572,971
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	530	499,751
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	464,609
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	353,671
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,000	948,095
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	466,083
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	524,908
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	458,625
Series 2023, GO Bonds	8.00%	12/15/2035	610	585,944
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,000	604,916
Series 2021 A-2, RB(k)	4.50%	12/01/2041	1,535	898,420
				25,496,535
Connecticut–1.60%
Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital); Series 2013 A, Ref. VRD RB(l)	1.40%	07/01/2042	6,775	6,775,000
District of Columbia–3.24%
District of Columbia;
Series 2022 A, RB	5.00%	07/01/2047	1,260	1,367,732
Series 2023 A, RB	5.25%	05/01/2048	1,865	2,067,847
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	475,701
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	$ 2,500	$ 2,446,759
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(h)	5.00%	10/01/2042	2,005	2,048,093
Series 2021 A, Ref. RB(h)	4.00%	10/01/2041	1,575	1,510,635
Series 2023 A, Ref. RB(h)	5.25%	10/01/2043	860	925,633
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,118,200
Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	1,635	1,798,326
				13,758,926
Florida–10.00%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(f)	5.00%	11/15/2061	1,075	701,190
Series 2022 B, RB(f)	6.50%	11/15/2033	100	84,604
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	370	330,924
Broward (County of), FL;
Series 2019 B, RB(h)	4.00%	09/01/2044	625	598,929
Series 2022 A, RB	4.00%	10/01/2047	2,700	2,693,230
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	2,500	2,380,742
Cape Coral (City of) FL; Series 2023, Ref. RB (INS - BAM)(e)	5.60%	03/01/2048	935	1,017,953
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB(d)(f)	7.75%	05/15/2035	746	23,862
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,040	1,047,104
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	900	914,817
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(f)(h)	7.38%	01/01/2049	490	492,140
Fort Lauderdale (City of), FL;
Series 2023 A, RB	5.50%	09/01/2053	1,885	2,119,526
Series 2023, RB	5.50%	09/01/2053	1,120	1,259,347
Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	800	808,101
Series 2019 A, RB(h)	4.00%	10/01/2044	1,750	1,642,399
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,185	1,278,630
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	1,895	1,928,229
Jacksonville (City of) FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	1,865	2,058,693
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	485	432,350
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	180,925
Series 2020 A, Ref. RB	5.75%	08/15/2055	790	670,030
Lee (County of), FL;
Series 2021 B, RB(h)	5.00%	10/01/2034	775	842,806
Series 2022, RB	5.25%	08/01/2049	1,250	1,322,463
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2052	1,485	1,574,141
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	865	865,119
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	713,066
Miami-Dade (County of), FL;
Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	375	390,741
Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	630	645,489
Subseries 2021 A-2, Ref. RB (INS - AGM)(e)	4.00%	10/01/2049	1,885	1,762,399
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,015	2,015,524
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	1,755	1,852,607
Orlando (City of), FL Utilities Commission; Series 2015 B, Ref. VRD RB(l)	3.41%	10/01/2039	1,265	1,265,000
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2051	1,200	249,165
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	335	65,554
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	335	61,768
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	285	49,504
Reunion East Community Development District; Series 2005, RB(d)(m)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,250	1,153,837
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	$ 630	$ 573,102
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	827	389,000
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,458
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	975,879
Tampa (City of) & Hillsborough (County of), FL Expressway Authority; Series 2017 B, Ref. RB	4.00%	07/01/2042	1,470	1,440,042
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	2,510	587,213
				42,458,604
Georgia–2.35%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	2,265	2,179,099
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(i)(j)	4.00%	07/01/2044	2,495	2,420,300
Burke (County of), GA Development Authority (Georgia Power Company); Series 2018, Ref. VRD RB(l)	2.40%	11/01/2052	735	735,000
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	820	872,028
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	645	569,479
Main Street Natural Gas, Inc.;
Series 2021 C, RB(c)	4.00%	12/01/2028	925	907,937
Series 2022 C, RB(c)(f)	4.00%	11/01/2027	945	897,125
Series 2023 B, RB(c)	5.00%	03/01/2030	1,350	1,407,298
				9,988,266
Hawaii–0.76%
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,001,086
Series 2015 A, Ref. RB	5.00%	07/01/2031	2,160	2,218,436
				3,219,522
Idaho–0.35%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	265	229,706
Series 2017 A, Ref. RB	5.25%	11/15/2037	370	303,459
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(f)	3.75%	09/01/2051	1,245	954,814
				1,487,979
Illinois–10.62%
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(e)(g)	0.00%	01/01/2029	1,710	1,413,004
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	798,746
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	326,481
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	260,970
Series 2014, RB	5.00%	11/01/2039	650	653,292
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,605,972
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,613,879
Chicago (City of), IL (O’Hare International Airport); Series 2017 D, RB	5.00%	01/01/2052	1,100	1,113,836
Chicago (City of), IL Board of Education;
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2032	535	555,908
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	528,606
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,035	976,463
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(b)(c)(h)	5.50%	02/06/2024	2,600	2,606,209
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	950	950,033
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM)(e)	4.00%	01/01/2042	1,485	1,408,523
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2034	$ 1,050	$ 1,050,233
Series 2014, GO Bonds	5.00%	05/01/2035	355	355,539
Series 2014, GO Bonds	5.00%	05/01/2036	850	851,000
Series 2016, GO Bonds	5.00%	11/01/2036	895	909,947
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	204,967
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	1,960,894
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	989,785
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,136,939
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	270	270,185
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,100	1,113,707
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	45	38,381
Series 2019 A, Ref. RB	5.00%	11/01/2049	910	718,121
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,005	2,023,455
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	992	540,021
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	897,661
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	154,885
Series 2017, Ref. RB	5.25%	02/15/2037	145	144,715
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	4,569,019
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(e)	5.25%	06/15/2031	920	926,836
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(j)	5.00%	01/01/2038	3,125	3,125,172
Series 2013 A, RB	5.00%	01/01/2038	2,240	2,240,123
Series 2014 B, RB	5.00%	01/01/2038	1,265	1,265,446
Series 2014 C, RB	5.00%	01/01/2039	3,760	3,802,220
				45,101,173
Indiana–1.58%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(e)	5.63%	07/15/2053	1,865	2,040,500
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,485	1,493,272
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	175	175,008
Indianapolis Local Public Improvement Bond Bank; Series 2019, Ref. RB(h)	5.00%	01/01/2027	990	1,031,736
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,502,355
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(c)(h)	4.40%	06/10/2031	465	467,516
				6,710,387
Iowa–1.36%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	460	320,576
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	940	898,457
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	5.00%	12/01/2042	2,050	2,051,461
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,160	1,127,444
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	1,345	1,364,721
				5,762,659
Kentucky–1.35%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(f)(h)	4.70%	01/01/2052	500	462,586
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(o)	4.70%	02/01/2025	530	530,439
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(e)	5.00%	12/01/2047	395	395,094
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	830	836,224
Series 2015 A, RB	5.00%	07/01/2040	750	752,423
Series 2015 A, RB	5.00%	01/01/2045	1,020	1,020,390
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	$ 945	$ 946,755
Series 2017 A, Ref. RB	5.00%	06/01/2045	775	773,627
				5,717,538
Louisiana–0.44%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(f)	3.90%	11/01/2044	620	532,149
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	925	928,867
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2048	375	385,431
				1,846,447
Maryland–0.66%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	287,155
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	760	768,769
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	352,853
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(h)	5.25%	06/30/2052	710	721,446
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	678,885
				2,809,108
Massachusetts–1.84%
Massachusetts (Commonwealth of); Series 2023, RB	5.00%	06/01/2053	3,430	3,690,743
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	990	1,054,333
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	900	902,943
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,085	1,138,293
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2036	235	220,324
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(h)	5.00%	07/01/2046	790	816,911
				7,823,547
Michigan–5.27%
Academy of Warren; Series 2020 A, RB(f)	5.50%	05/01/2050	250	218,058
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(e)	5.00%	07/01/2048	1,590	1,592,289
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,085	2,287,975
Series 2023, RB	5.50%	11/15/2049	2,330	2,644,438
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(j)	5.00%	04/15/2041	2,190	2,243,247
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(e)	5.00%	07/01/2031	2,500	2,513,617
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	477,130
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	477,803
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	125	115,805
Series 2020, Ref. RB	5.00%	06/01/2045	360	309,843
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2017 MI, RB(b)(i)(j)	5.00%	12/01/2046	2,965	2,997,643
Series 2017, Ref. RB	4.00%	12/01/2040	640	629,527
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,460	1,522,459
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(c)(h)	4.00%	10/01/2026	1,525	1,494,224
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(h)	5.00%	06/30/2030	545	570,274
Regents of the University of Michigan; Series 2012 B, VRD RB(l)	2.00%	04/01/2042	2,265	2,265,000
				22,359,332
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.35%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	$ 400	$ 310,172
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	440	443,310
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	487,983
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	229,980
				1,471,445
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	488,519
Missouri–2.16%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	801,549
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,673,235
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	3,555	3,593,173
Series 2019 B, RB (INS - AGM)(e)(h)	5.00%	03/01/2049	745	756,484
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	283,872
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	222,932
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,375	1,265,585
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(f)	6.00%	10/01/2049	575	560,224
				9,157,054
Nebraska–1.83%
Central Plains Energy Project (No. 3);
Series 2017 A, Ref. RB	5.00%	09/01/2034	155	165,520
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,810	2,927,702
Central Plains Energy Project (No. 5); Series 2022-1, RB(c)	5.00%	10/01/2029	630	648,603
Nebraska Investment Finance Authority; Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	785	811,922
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM)(e)	4.00%	02/01/2051	1,545	1,504,875
Series 2022, RB(i)(j)	5.25%	02/01/2052	1,570	1,714,079
				7,772,701
Nevada–1.29%
Clark (County of), NV Water Reclamation District; Series 2023, GO Bonds	5.00%	07/01/2053	3,965	4,239,207
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	895	884,439
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(f)	2.75%	06/15/2028	395	371,278
				5,494,924
New Hampshire–1.19%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	222	214,275
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,233	1,205,410
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	820	849,499
New Hampshire (State of) Housing Finance Authority;
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	800	810,887
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,940	1,973,044
				5,053,115
New Jersey–5.57%
New Jersey (State of) Economic Development Authority; Series 2004 A, RB (INS - BHAC)(e)(j)	5.25%	07/01/2026	6,625	6,983,387
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(h)	5.25%	09/15/2029	345	345,186
Series 2012, RB(h)	5.75%	09/15/2027	450	450,087
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2040	1,180	1,181,808
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(h)	5.38%	01/01/2043	2,190	2,191,700
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	$ 2,865	$ 2,616,548
New Jersey (State of) Transportation Trust Fund Authority;
Series 2015 AA, RB	5.25%	06/15/2033	1,150	1,178,778
Series 2018 A, RN(i)(j)	5.00%	06/15/2029	1,190	1,240,734
Series 2018 A, RN(i)(j)	5.00%	06/15/2030	405	422,030
Series 2018 A, RN(i)(j)	5.00%	06/15/2031	565	588,268
Series 2021 A, Ref. RB	5.00%	06/15/2033	370	415,178
Series 2022, RB	5.25%	06/15/2046	1,070	1,151,200
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,195	2,208,136
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,250	1,275,009
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,380	1,383,843
				23,631,892
New Mexico–0.58%
New Mexico (State of) Finance Authority; Series 2023 A-2, RB	5.25%	06/01/2053	2,210	2,239,629
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	300	239,330
				2,478,959
New York–21.96%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(h)	5.25%	12/31/2033	200	176,707
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	1,913,445
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	1,875	1,828,250
Metropolitan Transportation Authority; Series 2013 B, RB(b)(c)	5.00%	01/08/2024	1,425	1,427,143
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,510	1,526,196
Series 2020 A-1, RB (INS - AGM)(e)	4.00%	11/15/2041	1,495	1,454,351
Series 2020 A-1, RB (INS - BAM)(e)	4.00%	11/15/2053	295	269,957
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,028,931
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(h)	4.00%	07/15/2055	1,750	1,572,186
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	1,835	1,968,392
Subseries 2022 D-1, RB(j)	5.25%	05/01/2038	1,015	1,154,162
Subseries 2022 D-1, RB(j)	5.25%	05/01/2042	1,725	1,920,354
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,130	1,246,160
New York (City of), NY Municipal Water Finance Authority;
Series 2012, VRD RB(l)	3.25%	06/15/2046	3,795	3,795,000
Series 2020 BB-1, RB	4.00%	06/15/2050	1,250	1,221,692
Series 2020 BB-1, RB	5.00%	06/15/2050	2,430	2,579,454
Series 2020, Ref. RB	5.00%	06/15/2050	1,225	1,300,342
Series 2021, VRD RB(l)	1.90%	06/15/2045	2,525	2,525,000
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	1,405	1,382,679
Series 2023 F-1, RB	4.00%	02/01/2051	1,900	1,835,640
Series 2024 B, RB	4.38%	05/01/2053	1,640	1,645,708
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	925	989,911
Series 2018 E, RB(j)	5.00%	03/15/2046	4,260	4,461,481
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	2,725	2,574,347
New York (State of) Power Authority; Series 2020 A, RB(j)	4.00%	11/15/2045	2,740	2,711,482
New York (State of) Power Authority (Green Bonds); Series 2020, RB(j)	4.00%	11/15/2055	3,130	3,015,985
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(e)	5.00%	11/15/2053	1,305	1,398,164
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,030	3,713,802
Series 2019 B, RB (INS - AGM)(e)(i)(j)	4.00%	01/01/2050	1,950	1,890,071
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,850	1,830,361
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	945	965,729
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	$ 210	$ 192,646
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,420,773
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	4,375	4,264,009
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	2,490	2,424,755
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	385	395,768
Series 2020, Ref. RB(h)	5.38%	08/01/2036	705	708,273
Series 2023, RB(h)	5.38%	06/30/2060	1,620	1,621,429
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	805	805,031
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,000	999,933
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	1,565	1,585,234
Series 2018, RB(h)	5.00%	01/01/2034	1,510	1,528,397
Series 2018, RB(h)	5.00%	01/01/2036	1,265	1,273,852
Series 2020, RB(h)	5.00%	10/01/2040	1,495	1,488,921
Series 2020, RB(h)	4.38%	10/01/2045	875	789,864
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	2,465	2,443,664
Series 2016 A, RB(h)	5.25%	01/01/2050	2,355	2,355,056
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(h)	5.00%	12/01/2036	740	778,984
Series 2022, RB(h)	5.00%	12/01/2038	455	474,614
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	645	634,972
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,314,820
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	565	596,218
Series 2021 A, RB	5.00%	11/15/2056	835	882,886
Series 2022, RB(j)	5.00%	05/15/2051	4,090	4,329,105
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,611,414
				93,243,700
North Carolina–0.52%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 G, VRD RB(l)	2.10%	01/15/2048	340	340,000
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	725	742,047
Raleigh (City of), NC Combined Enterprise System; Series 2023, Ref. RB	4.00%	09/01/2053	1,160	1,136,539
				2,218,586
North Dakota–0.58%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,750	1,441,684
Series 2017 C, RB	5.00%	06/01/2053	1,305	1,032,669
				2,474,353
Ohio–5.19%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	648,043
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,135	3,623,517
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	5,845	5,164,302
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	6,405	658,287
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(f)	6.50%	01/01/2034	900	900,052
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(h)	5.38%	09/15/2027	600	600,037
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	475	473,920
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	875	879,210
Series 2017, Ref. RB	5.50%	02/15/2052	645	652,741
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	$ 1,010	$ 1,085,077
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,230	1,338,749
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,135	1,013,632
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(d)(f)	6.00%	04/01/2038	1,025	297,250
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	690	634,314
Ohio (State of); Series 2014, Ref. VRD RB(l)	3.80%	01/15/2045	2,000	2,000,000
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	1,865	1,668,338
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(h)	4.25%	01/15/2038	440	416,241
				22,053,710
Oklahoma–1.36%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	2,825	2,735,404
Series 2018 B, RB	5.50%	08/15/2057	920	883,424
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(d)	5.00%	08/01/2052	1,485	1,485
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	885	978,585
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	535	528,300
Series 2023, RB	4.13%	04/01/2053	665	638,184
				5,765,382
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(f)	6.00%	10/05/2040	628	629,023
Oregon–1.27%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	333,127
Oregon (State of); Series 2019, GO Bonds(j)	5.00%	08/01/2044	2,500	2,669,825
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,070	1,155,197
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(h)	5.00%	07/01/2052	1,200	1,237,452
				5,395,601
Pennsylvania–3.64%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(e)(h)	5.50%	01/01/2048	1,025	1,109,435
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	625	582,940
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(e)(g)	0.00%	10/01/2036	500	289,292
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	490,649
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	510	523,073
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.25%	06/30/2053	1,505	1,554,570
Series 2022, RB (INS - AGM)(e)(h)	5.00%	12/31/2057	750	758,701
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	690	689,649
Series 2023 A-2, RB	4.00%	05/15/2048	410	374,402
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	740	758,984
Series 2014 A-2, RB(k)	5.13%	12/01/2039	1,000	1,013,900
Series 2019 A, RB	5.00%	12/01/2049	165	171,985
Series 2020 B, RB	5.00%	12/01/2050	445	469,186
Series 2021 A, RB	4.00%	12/01/2050	930	873,246
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(h)	5.00%	07/01/2042	2,345	2,392,410
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	610	617,690
Series 2021, Ref. RB (INS - AGM)(e)(h)	4.00%	07/01/2046	1,275	1,172,521
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,255	1,319,102
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(f)	5.00%	06/15/2050	$ 310	$ 280,103
				15,441,838
Puerto Rico–5.98%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,220	2,225,610
Series 2002, RB	5.63%	05/15/2043	1,110	1,122,603
Series 2005 A, RB(g)	0.00%	05/15/2050	4,515	831,504
Series 2005 B, RB(g)	0.00%	05/15/2055	2,000	212,976
Series 2008 A, RB(g)	0.00%	05/15/2057	11,190	826,994
Series 2008 B, RB(g)	0.00%	05/15/2057	28,010	1,569,126
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	875	914,483
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	945	866,585
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	740	662,949
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	455	394,002
Subseries 2022, RN	0.00%	11/01/2043	555	289,209
Subseries 2022, RN	0.00%	11/01/2051	1,059	556,042
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2032	1,440	1,423,948
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2033	550	545,773
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2035	480	471,413
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	1,255	1,242,450
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	335	289,350
Series 2018 A-1, RB(g)	0.00%	07/01/2029	785	620,902
Series 2018 A-1, RB(g)	0.00%	07/01/2031	1,830	1,320,244
Series 2018 A-1, RB(g)	0.00%	07/01/2033	650	426,077
Series 2018 A-1, RB(g)	0.00%	07/01/2046	6,175	1,822,199
Series 2018 A-1, RB(g)	0.00%	07/01/2051	8,095	1,761,150
Series 2018 A-1, RB	4.75%	07/01/2053	740	700,316
Series 2018 A-1, RB	5.00%	07/01/2058	3,540	3,441,162
Series 2019 A-2, RB	4.33%	07/01/2040	920	873,123
				25,410,190
Rhode Island–0.53%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	530	536,308
Series 2015 B, Ref. RB	5.00%	06/01/2050	1,755	1,718,805
				2,255,113
South Carolina–1.14%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(c)	5.25%	08/01/2031	1,485	1,562,972
South Carolina (State of) Ports Authority; Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	2,620	2,682,851
South Carolina (State of) Public Service Authority; Series 2022 A, RB	4.00%	12/01/2052	675	596,787
				4,842,610
South Dakota–0.95%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,530	1,546,723
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,670	1,676,211
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	805	823,569
				4,046,503
Tennessee–7.03%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	935	942,934
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,345	1,389,611
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(e)(g)	0.00%	07/01/2026	$12,525	$ 11,357,445
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,560	1,510,113
Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	1,560	1,777,881
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,375	2,275,062
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(h)	5.00%	07/01/2043	885	902,530
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2054	715	725,844
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,018,139
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2008, VRD RB (INS - AGM)(e)(l)	2.15%	06/01/2042	6,000	6,000,000
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	1,875	1,947,384
				29,846,943
Texas–17.24%
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	880	929,319
Bay Area Toll Authority (San Francisco Bay Area); Series 2023, VRD RB (LOC - Barclays Bank PLC)(f)(l)(p)	2.40%	06/01/2063	630	630,000
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	845	832,651
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	735	750,263
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	910	874,308
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,267,647
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	755	746,146
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,260	1,264,893
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,180	3,097,575
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,295	2,205,509
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,670	1,582,083
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(e)	4.38%	10/01/2053	1,000	980,144
Series 2023, RB (INS - AGM)(e)	4.25%	10/01/2053	1,065	1,022,107
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	965	933,580
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	1,000	996,257
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(e)(h)	5.25%	07/01/2048	1,290	1,365,655
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(h)	4.75%	07/01/2024	425	424,793
Series 2021 A, RB(h)	4.00%	07/01/2041	435	367,296
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	375	374,581
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,045	1,047,931
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(f)	5.50%	08/15/2024	1,015	1,025,737
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,390	1,295,041
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,000	986,939
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	880	961,811
Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(e)(h)	5.13%	11/01/2028	5,000	5,225,092
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(h)	4.63%	10/01/2031	2,305	2,239,269
Montgomery Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	665	649,026
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	485	468,077
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB(d)	5.00%	07/01/2047	1,000	400,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	45,434
Series 2021, RB	2.00%	11/15/2061	1,648	608,516
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	782,709
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(e)	5.00%	04/01/2046	830	811,974
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,075	1,097,404
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(f)	4.00%	08/15/2051	$ 920	$ 668,018
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	326,520
Series 2017, Ref. RB	5.00%	01/01/2047	460	393,709
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	169,430
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	958,958
Series 2020, RB	5.25%	10/01/2055	1,870	1,403,753
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	1,895	1,908,987
Pasadena Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,230	1,333,722
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	2,295	2,533,582
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	600	589,029
Series 2023, GO Bonds	4.25%	08/15/2053	1,705	1,653,216
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,610	1,417,392
Series 2016, Ref. RB	5.00%	05/15/2045	755	608,397
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $314,153)(d)(q)	5.75%	02/15/2025	335	184,250
Series 2017 A, RB(d)	6.38%	02/15/2048	1,490	819,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	55,029
Series 2020, Ref. RB	6.75%	11/15/2051	60	52,994
Series 2020, Ref. RB	6.88%	11/15/2055	60	53,371
Texas (State of); Series 2020, VRD GO Bonds(l)	3.25%	12/01/2050	1,230	1,230,000
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2040	1,500	671,337
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	2,650	1,528,141
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	955	516,968
Series 2015 C, Ref. RB	5.00%	08/15/2042	1,495	1,500,059
Texas (State of) Water Development Board; Series 2023 A, RB	4.88%	10/15/2048	1,865	1,990,694
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,065	1,033,459
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,250	2,324,828
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(h)	5.50%	06/30/2041	1,150	1,226,102
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	870	871,183
Texas Water Development Board; Series 2022, RB(j)	5.00%	10/15/2047	2,510	2,725,133
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,661
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	1,855	1,790,494
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	2,510	2,381,953
				73,214,636
Utah–1.90%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(f)	4.00%	03/01/2051	500	365,002
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	354,762
Salt Lake City (City of), UT;
Series 2018 A, RB(h)	5.00%	07/01/2048	1,110	1,126,297
Series 2021 A, RB(h)	5.00%	07/01/2046	620	640,315
Series 2023 A, RB(h)	5.50%	07/01/2053	2,180	2,353,580
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	1,515	1,393,072
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.50%	10/15/2052	1,055	976,968
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	835	848,289
				8,058,285
Virginia–3.11%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	1,900	1,900,339
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	1,560	1,510,903
Isle of Wight County Economic Development Authority; Series 2023, RB (INS - AGM)(e)	5.25%	07/01/2053	1,020	1,076,149
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(f)	5.00%	09/01/2045	$ 250	$ 230,959
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(d)	5.00%	09/01/2050	245	139,650
Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	870	893,734
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(h)	5.00%	01/01/2037	2,560	2,677,543
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	425	435,504
Series 2022, Ref. RB(h)	5.00%	12/31/2057	1,215	1,230,140
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	610	612,946
Series 2017, RB(h)	5.00%	12/31/2056	2,505	2,509,878
				13,217,745
Washington–3.23%
Kalispel Tribe of Indians; Series 2018 B, RB(f)	5.00%	01/01/2032	700	719,251
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	1,865	1,983,908
Tacoma (City of), WA; Series 2023, RB(j)	4.00%	12/01/2047	2,070	1,997,932
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,400	1,545,912
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	2,605	2,653,995
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	925	843,927
Series 2020, Ref. RB	5.00%	09/01/2055	1,000	1,023,574
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	325	248,455
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	270	198,962
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	896	824,382
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,667,658
				13,707,956
West Virginia–0.47%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	625	677,335
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,340	1,331,418
				2,008,753
Wisconsin–5.73%
University of Wisconsin Hospitals & Clinics; Series 2018 B, Ref. VRD RB(l)	2.10%	04/01/2048	1,265	1,265,000
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(e)(g)	0.00%	12/15/2050	4,885	1,363,215
Series 2020 D, RB (INS - AGM)(e)(g)	0.00%	12/15/2060	21,940	3,695,650
Series 2022, RB(f)	5.25%	12/15/2061	1,280	1,243,422
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,085	1,884,811
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	1,875	1,787,719
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	1,255	1,027,370
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,150	1,057,993
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,570,071
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(f)	6.75%	08/01/2031	685	479,500
Series 2017, RB(f)	6.75%	12/01/2042	1,595	1,458,073
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(f)	6.13%	02/01/2050	310	265,481
Series 2022 A, RB(f)	6.13%	02/01/2050	335	286,891
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	465	440,890
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	$ 490	$ 301,350
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,268,767
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,257,513
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	679,315
				24,333,031
Wyoming–0.19%
University of Wyoming; Series 2021 C, RB (INS - AGM)(e)	4.00%	06/01/2044	805	784,582
Total Municipal Obligations (Cost $708,999,943)				699,094,926
			Shares
Exchange-Traded Funds–0.09%
Invesco Municipal Strategic Income ETF (Cost $376,513)(r)			7,390	367,480
TOTAL INVESTMENTS IN SECURITIES(s)–164.73% (Cost $709,376,456)				699,462,406
FLOATING RATE NOTE OBLIGATIONS–(9.04)%
Notes with interest and fee rates ranging from 3.82% to 3.86% at 11/30/2023 and contractual maturities of collateral ranging from 07/01/2026 to 11/15/2055(t)				(38,390,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(50.86)%				(215,978,574)
OTHER ASSETS LESS LIABILITIES–(4.83)%				(20,472,876)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$424,620,956
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $3,447,499, which represented less than 1% of the Trust’s Net Assets.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $36,423,762, which represented 8.58% of the Trust’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $11,250,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Underlying security related to TOB Trusts entered into by the Trust.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Trust’s Net Assets.
(r)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2023	Dividend Income
Invesco Municipal Strategic Income ETF	$367,989	$-	$-	$(509)	$-	$367,480	$11,255

(s)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.32%

(t)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Trust’s investments with a value of $56,076,019 are held by TOB Trusts and serve as collateral for the $38,390,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$698,705,924	$389,002	$699,094,926
Exchange-Traded Funds	367,480	—	—	367,480
Total Investments	$367,480	$698,705,924	$389,002	$699,462,406
Invesco Advantage Municipal Income Trust II